Time Deposits With Banks - Summary Of Time Deposits With Banks (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Time deposits with banks [abstract]
Time deposits with maturity less than one year	¥ 7,386,607	¥ 4,049,443
Time deposits with maturity more than one year	5,581,435	7,042,840
Time deposits with banks	¥ 12,968,042	¥ 11,092,283